COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Summary of Minimum Future Lease Payments
Year ended December 31,	Total

2022	$1,196
2023	3,198
2024	3,932
2025	4,282
2026 and thereafter	31,725

$44,333